Investment in Mortgage Notes (Tables)	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The following table summarizes the carrying amounts of accounts receivable, net as of December 31, 2015 and 2014 (in thousands):

	2015	2014
Receivable from tenants	$9,999	$6,705
Receivable from non-tenants	353	602
Straight-line rent receivable	52,336	41,529
Allowance for doubtful accounts	(3,587)	(1,554)
Total	$59,101	$47,282

Mortgage Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Investment in mortgage notes, including related accrued interest receivable, at December 31, 2015 and 2014 consists of the following (in thousands):

		2015	2014
(1)	Mortgage note, 10.00%, borrower exercised conversion option on August 1, 2015	—	70,114
(2)	Mortgage note, 9.00%, paid October 1, 2015	—	1,164
(3)	Mortgage note and related accrued interest receivable, 10.00%, paid November 10, 2015	—	2,521
(4)	Mortgage note and related accrued interest receivable, 9.00%, due March 31, 2016	1,257	1,149
(5)	Mortgage note, 5.50%, due November 1, 2016	2,500	2,500
(6)	Mortgage note receivable and related accrued interest receivable, 9.00%, due March 11, 2017	1,454	—
(7)	Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019	164,543	191,116
(8)	Mortgage note and related accrued interest receivable, 10.65%, due June 28, 2032	36,032	36,032
(9)	Mortgage note and related accrued interest receivable, 9.50%, due September 1, 2032	19,944	19,795
(10)	Mortgage note and related accrued interest receivable, 10.25%, due October 31, 2032	22,188	22,188
(11)	Mortgage note and related accrued interest receivable, 9.00%, due December 31, 2032	5,469	5,598
(12)	Mortgage notes and related accrued interest receivable, 9.50%, due April 30, 2033	30,680	28,788
(13)	Mortgage note and related accrued interest receivable, 10.25%, due June 30, 2033	3,488	3,471
(14)	Mortgage note, 11.31%, due July 1, 2033	12,781	13,005
(15)	Mortgage note and related accrued interest receivable, 8.50%, due June 30, 2034	4,900	4,870
(16)	Mortgage note and related accrued interest receivable, 9.50%, due August 31, 2034	12,392	12,082
(17)	Mortgage note and related accrued interest receivable, 11.10%, due December 1, 2034	51,450	51,450
(18)	Mortgage notes, 10.13%, due December 1, 2034	37,562	37,562
(19)	Mortgage notes, 10.40%, due December 1, 2034	4,550	4,550
(20)	Mortgage note and related accrued interest receivable, 10.25%, due July 1, 2036	9,147	—
(21)	Mortgage note and related accrued interest receivable, 9.75%, due October 1, 2036	3,443	—
	Total mortgage notes and related accrued interest receivable	$423,780	$507,955

Schedule of Principal Payments and Related Accrued Interest Due By Year [Table Text Block]
Principal payments and related accrued interest due on mortgage notes receivable subsequent to December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$5,960
2017	2,268
2018	902
2019	165,546
2020	1,112
Thereafter	247,992
Total	$423,780